Financial instruments - fair values and risk management - Summary of Tabular Form of Financial Assets and Financial Liabilities at Carrying Value and Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	€ 485,302	€ 517,832
Loans receivable	95,809	25,524
Trade and other receivables	97,158	75,700
Regulatory deposits	11,951	11,809
Restricted cash	38,287	148,240
Cash and cash equivalents	241,923	254,778	€ 293,798	€ 138,540
Investments in non-listed equity instruments	174	1,781
Total financial assets	485,302	517,832
Financial liabilities, at fair value	307,069	212,911
Derivative financial instruments	44,656	15,129
Trade and other payables	162,875	129,074
Lease liabilities	29,145	17,259	€ 16,249
Deferred and contingent consideration	2,714	0
Interest-bearing loans and borrowings	87	1,203
Customer liabilities (at fair value through profit/loss)	67,592	50,246
Total financial liabilities	307,069	212,911
Net, Carrying Amount	178,233	304,921
Net, Fair Value	178,233	304,921
Derivative financial instruments
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	44,656	15,129
Trade and other payables
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	162,875	129,074
Lease liabilities
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	29,145	17,259
Deferred and contingent consideration
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	2,714	0
Interest-bearing loans and borrowings
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	87	1,203
Customer liabilities (at fair value through profit/loss)
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	67,592	50,246
Loans receivable
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	95,809	25,524
Trade and other receivables
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	97,158	75,700
Regulatory deposits
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	11,951	11,809
Restricted cash
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	38,287	148,240
Cash and cash equivalents
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	241,923	254,778
Investments in non-listed equity instruments
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	€ 174	€ 1,781